Property, plant and equipment (Details 1)	6 Months Ended
Jun. 30, 2023
Land Buildings And Improvement [Member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Weighted average of useful life in years	25 years
Land Buildings And Improvement [Member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Weighted average of useful life in years	50 years
Equipment And Other Assets [Member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Weighted average of useful life in years	3 years
Equipment And Other Assets [Member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Weighted average of useful life in years	31 years
Right-of-use assets [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Weighted average of useful life in years	2 years
Right-of-use assets [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Weighted average of useful life in years	47 years